Note 7 - Income Tax - Reconciliation of Differences Between Expected Income Tax Expense Expressed as Accounting Profit Multiplied by Corporate Income Tax Rate and Actual Income Tax Expense (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes		$ 98,412	$ 159,997	$ 23,870
Tax using the Norwegian tax rate of 22%		$ (21,651)	$ (35,199)	$ (5,251)
Tax using the Norwegian tax rate of 22%, percentage	[1]	22.00%	22.00%	22.00%
Different tax rates of subsidiaries operating in other jurisdictions		$ 7,945	$ 5,346	$ 1,408
Different tax rates of subsidiaries operating in other jurisdictions, percentage	[1]	(8.10%)	(3.30%)	(5.90%)
Changes in tax rates		$ 2	$ (64)	$ 21
Change in tax rates, percentage	[1]	0.00%	0.00%	(0.10%)
Non-deductible expenses		$ (3,861)	$ (4,588)	$ (3,585)
Non-deductible expenses, percentage	[1]	3.90%	2.90%	15.00%
Tax-exempt income		$ 2,986	$ 23,149	$ 480
Tax-exempt income, percentage	[1]	(3.00%)	(14.50%)	(2.00%)
Foreign withholding taxes		$ (138)	$ 270	$ 299
Foreign withholding taxes, percentage	[1]	0.10%	(0.20%)	(1.30%)
Recognition and derecognition of deferred tax assets		$ (1,554)	$ 4,848	$ (2,027)
Recognition and derecognition of deferred tax assets, percentage	[1]	1.60%	(3.00%)	8.50%
Changes in estimates related to prior years		$ 48	$ (67)	$ 549
Changes in estimates related to prior years, percentage	[1]	0.00%	0.00%	(2.30%)
Movements in exchange rates		$ (1,419)	$ (391)	$ (729)
Movements in exchange rates, percentage	[1]	1.40%	0.20%	3.10%
Income tax expense		$ (17,642)	$ (6,697)	$ (8,835)
Income tax expense at effective tax rate	[1]	17.90%	4.20%	37.00%

[1]	Percentages have been rounded for presentation purposes and may differ from unrounded results.